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                        SUPPLEMENT DATED NOVEMBER 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN TEMPLETON GLOBAL TRUST
                     (Franklin Templeton Hard Currency Fund)
                               dated March 1, 2002

The Statement of Additional Information is amended as follows:

I. The section under "Officers and Trustees," listing the names, ages and addresses of the officers and board members, as well as their affiliations, positions held with the Trust and principal occupations beginning on page 8 is replaced with the following:

 The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

 INDEPENDENT TRUSTEES
---------------------
                                                             NUMBER OF
                                                             PORTFOLIOS IN
                                                             FUND COMPLEX
                                              LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS          POSITION       TIME SERVED    BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------

FRANK H. ABBOTT, III (80)      Trustee        Since 1993      106              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode
Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (69)          Trustee        Since 1993      133              Director, RBC Holdings, Inc.
One Franklin Parkway                                                           (bank holding company) and
San Mateo, CA 94403-1906                                                       Bar-S Foods (meat
                                                                               packing company).

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
Director of various companies; and formerly, President, Chief Executive Officer and Chairman of the Board,
General Host Corporation (nursery and craft centers)(until 1998).
---------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (69)      Trustee        Since 1993       134              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (72)       Trustee        Since 1993        106              Director, The California
One Franklin Parkway                                                           Center for Land Recycling
San Mateo, CA 94403-1906                                                       (redevelopment).

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
President, Las Olas L.P. (asset management); and formerly, Chairman, Peregrine Venture Management Company
(venture capital); General Partner, Miller & LaHaye and Peregrine Associates, the general partners of
Peregrine Venture funds.
---------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (73)       Trustee       Since 1993        133               Director, Martek Biosciences
One Franklin Parkway                                                           Corporation, WorldCom, Inc.
San Mateo, CA 94403-1906                                                       (communications services),
                                                                               MedImmune, Inc.
                                                                               (biotechnology),
                                                                               Overstock.com (Internet
                                                                               services), and Spacehab, Inc.
                                                                               (aerospace services)

PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White
River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking)
(until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).
----------------------------------------------------------------------------------------------------------


INTERESTED TRUSTEES AND OFFICERS
-------------------------------
                                                             NUMBER OF
                                                             PORTFOLIOS IN
                                                             FUND COMPLEX
                                              LENGTH OF      OVERSEEN BY
NAME, AGE AND ADDRESS          POSITION       TIME SERVED    BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)      Chairman of    Since 1993      133              None
One Franklin Parkway           the Board
San Mateo, CA 94403-1906       and Trustee

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
--------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (61)  Trustee,        Trustee and    116              None
One Franklin Parkway           President       President
San Mateo, CA 94403-1906       and Chief       since 1993
                               Executive       and Chief
                               Officer-        Executive
                               Investment      Officer-
                               Management      Investment
                                               Management
                                               since
                                               October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President
and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin
Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin
Resources, Inc.
--------------------------------------------------------------------------------------------------------

HARMON E. BURNS (57)           Vice             Since 1993    None             None
One Franklin Parkway,          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President
and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.;
Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (41)        Vice             Since 1995    None             None
One Franklin Parkway           President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer,
Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual
Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide,
Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 49 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)         Senior Vice        Since           Not           None
500 East Broward Blvd.        President          October 2002    Applicable
Suite 2100                    and Chief
Fort Lauderdale, FL           Executive
33394-3091                    Officer-Finance
                              and
                              Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; and officer of some of the investment companies in
Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------

DAVID P. GOSS (54)           Vice President     Since 2000        None         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and
Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in
Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Franklin
Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996), Property Resources
Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (54)        Vice President     Since 2000        None         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President,
Templeton Worldwide, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments;
and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities
and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)       Vice President-    Since              Not         Director, FTI Banque,
600 5th Avenue               AML                May 2002           Applicable  Arch Chemicals, Inc.
Rockefeller Center           Compliance                                        and Lingnan
New York, NY 10048-0772                                                        Foundation.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (38)    Treasurer         Treasurer            None       None
One Franklin Parkway         and Chief         since 2000
San Mateo, CA 94403-1906     Financial         and Chief
                             Officer           Financial
                                               Officer
                                               since
                                               September
                                               2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (64)      Vice President     Since 2000           None       None
One Franklin Parkway        and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin
Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

               Please keep this supplement for future reference.